SCHEDULE OF SUBSIDIARIES (Details) (Parenthetical)	Dec. 31, 2025
Zhang Jia Ling Co Limited [Member]
Ownership percentage	22.80%
Zhao Xinjie Co Ltd [Member]
Ownership percentage	5.00%
Twenty Two Other Minority Shareholders [Member] | Minimum [Member]
Ownership percentage	0.95%
Twenty Two Other Minority Shareholders [Member] | Maximum [Member]
Ownership percentage	4.74%